Fixed Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Fixed Assets Tables
Estimated useful life of the asset
Land	0 years
Buildings	15 years
Office Equipment	7 years
Fixed assets are stated at cost. The Company utilizes straight-line depreciation over the estimated useful life of the asset. Land – 0 years Buildings – 15 years Office Equipment – 7 years